Accounts Payable (Tables)	6 Months Ended
Apr. 30, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable consists of the following:

	April 30, 2025	October 31, 2024
Account payable to material suppliers	$2,207,775	$1,909,791
Account payable to other suppliers	225,237	217,832
Accounts payable	$2,433,012	$2,127,623